Income tax and deferred taxes (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	$ 952	$ 1,277
Tax losses (NOL's)
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	32	37
Doubtful accounts impairment
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	47	48
Inventory impairment
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	947	1,347
Pensions plan
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	62	1
Accrued vacations
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	19	19
Depreciation
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	(127)	(139)
Other
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	$ (28)	$ (36)